CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Accumulated other comprehensive income (loss)		Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of fiscal year at Mar. 31, 2017		¥ 5,826,149	¥ 918,894	¥ 1,521,163		¥ (4,849)		¥ 510,700
Issuance of new shares of common stock due to exercise of stock acquisition rights		546
Purchases of treasury stock						(2,431)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2017			918,894	1,521,163				510,700
Performance-based stock compensation program		(326)
Disposal of treasury stock						1,283
Net income attributable to MHFG shareholders	¥ 577,608		577,608
Change during year	222,538			220,731
Other		14
Transactions between the MHFG Group and the noncontrolling interest shareholders								106,740
Dividends paid to noncontrolling interests								(8,054)
Dividends declared			(190,361)
Net income attributable to noncontrolling interests	(24,086)							24,086
Other								1,807
Balance at end of fiscal year at Mar. 31, 2018	9,503,700	5,826,383	1,306,141	1,741,894		(5,997)	¥ 8,868,421	635,279
Cumulative effect of change in accounting principles at Mar. 31, 2018			1,540,317	(1,535,142)	[1]			(616)
Issuance of new shares of common stock due to exercise of stock acquisition rights		438
Purchases of treasury stock						(3,002)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2018			2,846,458	206,752				634,663
Performance-based stock compensation program		(282)
Disposal of treasury stock						1,295
Net income attributable to MHFG shareholders	84,471		84,471
Change during year	(42,945)			(42,731)
Other		3,118
Transactions between the MHFG Group and the noncontrolling interest shareholders								166,145
Dividends paid to noncontrolling interests								(16,874)
Dividends declared			(190,384)
Net income attributable to noncontrolling interests	8,746							(8,746)
Other								(214)
Balance at end of fiscal year at Mar. 31, 2019	9,501,493	5,829,657	2,740,545	164,021		(7,704)	8,726,519	774,974
Cumulative effect of change in accounting principles at Mar. 31, 2019			1,052	(1,052)	[1]
Purchases of treasury stock						(1,908)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2019			2,741,597	162,969				774,974
Performance-based stock compensation program		(178)
Disposal of treasury stock						3,197
Net income attributable to MHFG shareholders	150,195		150,195
Change during year	(172,055)			(172,463)
Other		(1,979)	(612)
Transactions between the MHFG Group and the noncontrolling interest shareholders								(52,521)
Dividends paid to noncontrolling interests								(15,722)
Dividends declared			(190,406)
Net income attributable to noncontrolling interests	43,880							(43,880)
Other								408
Balance at end of fiscal year at Mar. 31, 2020	¥ 9,175,624	¥ 5,827,500	¥ 2,700,774	¥ (9,494)		¥ (6,415)	¥ 8,512,365	¥ 663,259

[1]	See Note 2 “Issued accounting pronouncements” for further details of the cumulative-effect adjustment for AOCI.